Supplement to the
Fidelity® Advisor
Asset Allocation Fund
Class A, Class T,
Class B, and Class C
January 29, 2004
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 23.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

AAL-04-03 September 1, 2004
1.742446.109

Supplement to the
Fidelity® Advisor
Asset Allocation Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

AALI-04-02 September 1, 2004
1.742447.107

Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 22.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

AIG-04-03 September 1, 2004
1.744347.111

Supplement to the
Fidelity® Advisor Balanced Fund
Institutional Class
January 29, 2004
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

AIGI-04-02 September 1, 2004
1.744350.109

Supplement to the
Fidelity® Advisor
Equity Income Fund
Class A, Class T,
Class B, and Class C
January 29, 2004
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 22.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

EPI-04-03 September 1, 2004
1.756211.108

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

EPII-04-02 September 1, 2004
1.756210.107